Accounts Receivable, Net	6 Months Ended
Jun. 30, 2012
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 3 – Accounts Receivable, Net

	June 30,		December 31,
	2012	2012	2011
	USD‘000	RMB‘000	RMB‘000
Accounts receivable	147,859	939,347	1,017,415
Less: allowance for doubtful accounts	(11,903)	(75,617)	(75,617)
Accounts receivable, net	135,956	863,730	941,798

An analysis of the allowance for doubtful accounts is as follows:

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
	RMB’000	RMB’000	RMB’000	RMB’000
Beginning Balance	75,617	72,892	75,617	73,292
Additional charged to allowance for doubtful accounts	—	18	—	18
Write back on allowance for doubtful accounts	—	(275)	—	(675)
Ending Balance	75,617	72,635	75,617	72,635

The Group has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis. Credit evaluations are performed on all customers requiring credit over a certain amount.

The Group records the transfers of accounts receivable pursuant to a factoring agreement with Bank of China (Hong Kong) Limited (“BOC”) as sales when it is considered to have surrendered control of such receivables under the provisions of ASC 860, Transfers and Servicing. For the three and six months ended June 30, 2012 and 2011, the Group received proceeds from the sale of accounts receivable amounting to RMB163,272 thousand (USD25,700 thousand) and RMB306,370 thousand, respectively and RMB395,020 thousand (USD62,179 thousand) and RMB367,773 thousand, respectively. In addition, the Group recorded interest expense amounting to RMB1,725 thousand (USD272 thousand) and RMB1,514 thousand, respectively, and RMB3,089 thousand (USD486 thousand) and RMB1,759 thousand, respectively, in respect of the factored accounts receivable for the three and six months ended June 30, 2012 and 2011. As of June 30, 2012 and December 31, 2011, the Group has factored accounts receivable which have not yet settled by the debtors to BOC amounting to RMB251,815 thousand (USD39,637 thousand) and RMB259,309 thousand respectively. As of June 30, 2012 and December 31, 2011, the Group has not accrued a recourse liability since the estimated fair value of the recourse obligation was immaterial.